Non-Current Assets - Property, Plant and Equipment, Net (Details) - Schedule of Non-Current Assets - Property, Plant and Equipment, Net	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Non-Current Assets - Property, Plant and Equipment, Net [Line Items]
Non-current assets - property, plant and equipment, Net	$ 117,758	$ 80,547	$ 135,878
Computer equipment - at cost [Member]
Schedule of Non-Current Assets - Property, Plant and Equipment, Net [Line Items]
Non-current assets - property, plant and equipment, gross	277,045	189,498	275,582
Less: Accumulated depreciation	(251,192)	(171,814)	(242,159)
Non-current assets - property, plant and equipment, Net	25,853	17,684	33,423
Office furniture & equipment - at cost [Member]
Schedule of Non-Current Assets - Property, Plant and Equipment, Net [Line Items]
Non-current assets - property, plant and equipment, gross	131,728	90,102	131,728
Less: Accumulated depreciation	(50,013)	(34,209)	(41,818)
Non-current assets - property, plant and equipment, Net	81,715	55,893	89,910
Machinery & equipment - at cost [Member]
Schedule of Non-Current Assets - Property, Plant and Equipment, Net [Line Items]
Non-current assets - property, plant and equipment, gross	85,309	58,351	85,309
Less: Accumulated depreciation	(75,119)	(51,381)	(72,764)
Non-current assets - property, plant and equipment, Net	$ 10,190	$ 6,970	$ 12,545